Debt	12 Months Ended
Dec. 31, 2023
Debt Disclosure [Abstract]
Debt	Debt
As of December 31, 2023, the principal amount of our outstanding indebtedness totaled $46.7 billion, which excluded debt issuance costs, debt discounts and debt premium of $213 million, and our undrawn lines of credit were $11.0 billion, availability of which is subject to certain conditions, including compliance with certain financial covenants. As of December 31, 2023, we remained in compliance with the financial covenants across our various debt agreements.
The following table provides a summary of our indebtedness as of December 31, 2023 and 2022:

	As of December 31,
	2023						2022
Debt obligation	Collateral (number of aircraft and helicopters)	Commitment	Undrawn amounts	Amount outstanding	Weighted average interest rate (a)	Maturity	Amount outstanding
Unsecured
AerCap Trust (b) & AICDC Notes (c)		$31,215,349	$—	$31,215,349	3.59%	2024 - 2041	$32,700,000
Revolving credit facilities (d)		9,300,000	9,275,000	25,000	6.93%	2025 - 2027	—
Other unsecured debt		3,055,000	—	3,055,000	6.81%	2024 - 2028	2,010,500
TOTAL UNSECURED		$43,570,349	$9,275,000	$34,295,349			$34,710,500
Secured
Export credit facilities (e)	38	1,034,687	—	1,034,687	2.49%	2025 - 2035	1,058,269
Institutional secured term loans & secured portfolio loans	243	7,985,863	318,500	7,667,363	6.17%	2024 - 2032	7,499,339
AerFunding Revolving Credit Facility	39	2,075,000	1,042,849	1,032,151	7.41%	2027	717,558
Other secured debt (f)	14	742,188	326,206	415,982	5.73%	2024 - 2041	537,232
Fair value adjustment		—	—	993			1,778
TOTAL SECURED		$11,837,738	$1,687,555	$10,151,176			$9,814,176
Subordinated
Subordinated notes		2,250,000	—	2,250,000	6.64%	2045 - 2079	2,250,000
Subordinated debt issued by VIEs		—	—	—	—	—	27,219
Fair value adjustment		—	—	—			(212)
TOTAL SUBORDINATED		$2,250,000	$—	$2,250,000			$2,277,007
Debt issuance costs, debt discounts and debt premium				(212,622)			(268,723)
	334	$57,658,087	$10,962,555	$46,483,903			$46,532,960

(a)The weighted average interest rate for our floating rate debt of $10.3 billion is calculated based on the applicable U.S. dollar SOFR rate, as applicable, as of the most recent interest payment date of the respective debt, and excludes the impact of related derivative financial instruments which we hold to hedge our exposure to floating interest rates, as well as any amortization of debt issuance costs, debt discounts and debt premium. The institutional secured term loans and secured portfolio loans also contain base rate interest alternatives.
(b)AerCap Global Aviation Trust, a Delaware Statutory Trust (“AerCap Trust”)
(c)AerCap Ireland Capital Designated Activity Company, a designated activity company with limited liability incorporated under the laws of Ireland (“AICDC”)
(d)Asia Revolver and Citi Revolvers (the “Revolving credit facilities”).
(e)An additional $0.8 billion of commitment has been approved by the Export Credit Agencies, subject to customary conditions at drawdown.
(f)In addition to the 14 aircraft, 74 engines are pledged as collateral.
15. Debt (Continued)
As of December 31, 2023, all debt was issued or guaranteed by AerCap with the exception of the AerFunding Revolving Credit Facility and the Glide Funding term loan facility.
Maturities of our debt financings (excluding fair value adjustments, debt issuance costs, debt discounts and debt premium) as of December 31, 2023 were as follows:

Maturities of debt financing (a)
2024	$6,211,679
2025	5,958,382
2026	8,491,596
2027	6,795,888
2028	7,744,105
Thereafter	11,493,882
$46,695,532

(a)For further detail on debt maturities, please refer to “Item 5. Operating and Financial Review and Prospects—Liquidity and capital resources—Contractual obligations.”

During the years ended December 31, 2023, 2022 and 2021, we amortized as interest expense debt issuance costs, debt discounts and debt premium of $75 million, $82 million and $66 million, respectively.
AerCap Trust & AICDC Notes
From time to time, AerCap Trust and AICDC have co-issued additional senior unsecured notes (the “AGAT/AICDC Notes”).
The following table provides a summary of the outstanding AGAT/AICDC Notes as of December 31, 2023:

Maturities of AGAT/AICDC Notes
2024	$5,165,349
2025	3,650,000
2026	5,250,000
2027	4,000,000
2028	5,300,000
Thereafter	7,850,000
$31,215,349
All of the AGAT/AICDC Notes bear interest at fixed rates ranging from 1.65% to 6.50%.
The AGAT/AICDC Notes are jointly and severally and fully and unconditionally guaranteed by AerCap Holdings N.V. and by AerCap Ireland Limited (“AerCap Ireland”), AerCap Aviation Solutions B.V., ILFC and AerCap U.S. Global Aviation LLC. Except as described below, the AGAT/AICDC Notes are not subject to redemption prior to their stated maturity and there are no sinking fund requirements. We may redeem each series of the AGAT/AICDC Notes in whole or in part, at any time, at a price equal to 100% of the aggregate principal amount plus the applicable “make-whole” premium plus accrued and unpaid interest, if any, to the redemption date. Certain of the AGAT/AICDC Notes are redeemable at our option, at par.
15. Debt (Continued)
The indentures governing the AGAT/AICDC Notes contain customary covenants that, among other things, restrict our, and our restricted subsidiaries’, ability to incur liens on assets and to consolidate, merge, sell, or otherwise dispose of all or substantially all of our assets. The indentures also provide for customary events of default, including, but not limited to, the failure to pay scheduled principal and interest payments on the AGAT/AICDC Notes, the failure to comply with covenants and agreements specified in the indentures, the acceleration of certain other indebtedness resulting from non-payment of that indebtedness and certain events of insolvency. If any event of default occurs, any amount then outstanding under the indentures may immediately become due and payable.
In February 2023, AerCap Trust and AICDC completed the redemption of all $600 million outstanding aggregate principal amount of their 4.125% Senior Notes due 2023.
In June 2023, AerCap Trust and AICDC co-issued $1.0 billion aggregate principal amount of 5.75% Senior Notes due 2028.
In June 2023, AerCap Trust and AICDC redeemed $1.0 billion aggregate principal amount of the then-outstanding $1.25 billion aggregate principal amount of their 4.50% Senior Notes due 2023.

In September 2023, AerCap Trust and AICDC co-issued $900 million aggregate principal amount of 6.10% Senior Notes due 2027 and $850 million aggregate principal amount of 6.15% Senior Notes due 2030.
In November 2023, AerCap Trust and AICDC completed an exchange offer (the “November Exchange Offer”) whereby they co-issued $1.5 billion aggregate principal amount of 6.45% Senior Notes due 2027 in exchange (together with cash payment) for $356 million aggregate principal amount of 1.75% Senior Notes due 2024, $276 million aggregate principal amount of 2.875% Senior Notes due 2024 and $1.0 billion aggregate principal amount of 1.65% Senior Notes due 2024. All exchanged Senior Notes were retired upon consummation of the exchange.
In January 2024, AerCap Trust and AICDC co-issued $800 million aggregate principal amount of 5.10% Senior Notes due 2029 and $700 million aggregate principal amount 5.30% Senior Notes due 2034.
GECAS Acquisition Notes
AerCap Trust and AICDC co-issued an aggregate principal amount of $21.0 billion of senior unsecured notes (the “GECAS Acquisition Notes”) in connection with the GECAS Transaction on October 29, 2021. The GECAS Acquisition Notes are fully and unconditionally guaranteed on a senior unsecured basis by AerCap and certain other AerCap subsidiaries. The proceeds from the issuance of the GECAS Acquisition Notes were used to fund a portion of the cash consideration paid in the GECAS Transaction, and to pay related fees and expenses, with any excess proceeds used for general corporate purposes.
On November 1, 2021, AerCap Trust and AICDC also co-issued an aggregate principal amount of $1.0 billion of 1.90% Senior Notes due 2025 to a subsidiary of GE in connection with the closing of the GECAS Transaction.
Revolving credit facilities
In March 2018, AerCap entered into a $950 million unsecured revolving and term loan agreement (the “Asia Revolver”) with a maturity of March 2022. In March 2023, AerCap amended the Asia Revolver and extended its maturity to March 2027.
In March 2014, AICDC entered into a senior unsecured revolving credit facility (the “Citi Revolver I”). In February 2023, AICDC amended the Citi Revolver I and extended its maturity to February 2027.
On March 30, 2021, AerCap and AICDC entered into a $4.35 billion unsecured revolving credit agreement (the “Citi Revolver II”) with a maturity of September 30, 2025.
In February 2023, the terms of the Citi Revolvers were amended to replace LIBOR with Term SOFR as the relevant reference rate.
15. Debt (Continued)
The obligations under the revolving credit facilities are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. Availability of borrowings under the revolving credit facilities is subject to the satisfaction of customary conditions precedent. We have the right to terminate or cancel, in whole or in part, the unused portions of the commitment amounts. Availability of borrowings under the Citi Revolver II commenced upon the Closing Date.
The Revolving credit facilities contain covenants customary for unsecured financings of this type, including financial covenants that require us to maintain compliance with a maximum ratio of consolidated indebtedness to shareholders’ equity, a minimum fixed charge coverage ratio and a maximum ratio of unencumbered assets to certain financial indebtedness.
The facilities also contain covenants that, among other things, restrict, subject to certain exceptions, the ability of AerCap to sell assets, make certain restricted payments and incur certain liens.
Export credit facilities
The principal amounts under the export credit facilities amortize over ten- to 12-year terms. The export credit facilities require that Special Purpose Entities (“SPEs”) controlled by the respective borrowers hold legal title to the financed flight equipment. Obligations under the export credit facilities are secured by, among other things, a pledge of the shares of the SPEs.
The obligations under the export credit facilities are guaranteed by AerCap Holdings N.V. and/or certain of its subsidiaries, as well as various export credit agencies.
Institutional secured term loans and secured portfolio loans
The following table provides details regarding the terms of our outstanding institutional secured term loans and secured portfolio loans:

	As of December 31,
	2023				2022
	Collateral (Number of aircraft) (a)	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
Institutional secured term loans
Setanta	82	$2,000,000	7.61%	2028	$2,000,000
Hyperion	21	600,000	7.35%	2027	1,050,000
Secured portfolio loans
Celtago & Celtago II	24	613,034	4.51%	2024-2027	731,480
Rhenium	18	867,714	6.70%	2030	—
Cesium	15	587,912	5.68%	2025	658,580
Goldfish	13	501,276	7.01%	2025	560,084
Scandium	10	458,867	5.74%	2025	517,577
Rhodium	11	411,343	4.53%	2026	459,599
Other secured facilities	49	1,627,217	4.75%	2025-2032	1,522,019
	243	$7,667,363			$7,499,339

(a)These loans are secured by a combination of aircraft and the equity interests in the borrower and certain special purpose entity (“SPE”) subsidiaries of the borrower that own the aircraft.
15. Debt (Continued)
Institutional secured term loans
The Hyperion institutional term loan was originally entered into in 2014. The obligations of the borrowers of the loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
The Setanta institutional secured term loan was entered into in 2021. The obligations of the borrowers of the loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
Both the Hyperion loan and the Setanta loan contain customary covenants and events of default for financings of this type, including covenants that limit the ability of the subsidiary borrowers and their subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors, the subsidiary borrowers and their subsidiaries to consolidate, merge or dispose of all or substantially all of their assets and enter into transactions with affiliates.
In September 2023, the terms of the Hyperion and Setanta loans were amended to replace LIBOR with Term SOFR as the relevant reference rate along with other amendments.
Secured portfolio loans
The obligations of each of the respective borrowers under each secured portfolio loan are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries.
These loans contain customary covenants and events of default for financings of this type, including covenants that limit the ability of the borrower and its subsidiaries to incur additional indebtedness and create liens, and covenants that limit the ability of the guarantors and the borrower and its subsidiaries to consolidate, merge or dispose of all or substantially all of their assets or enter into transactions with affiliates.
The terms of the Scandium, Rhodium and Celtago II facilities were amended to replace LIBOR with Term SOFR as the relevant reference rate. These amendments became effective during the first quarter of 2023. In March 2023, the reference rate indices on the Goldfish facility were amended to replace LIBOR with Term SOFR. We applied an optional expedient under ASC 848 that allowed us to account for the contract modifications as a continuation of the existing contract without further analysis.
In March 2023, we entered into a new $900 million secured facility, the Rhenium facility, with a syndicate of lenders.
AerFunding Revolving Credit Facility
AerFunding 1 Limited (“AerFunding”) is an SPE whose share capital is owned 95% by a charitable trust and 5% by AerCap Ireland. AerFunding is a consolidated VIE formed for the purpose of acquiring aircraft assets. In April 2006, AerFunding entered into a non-recourse senior secured revolving credit facility.
Borrowings under the AerFunding Revolving Credit Facility are secured by, among other things, security interests in and pledges or assignments of equity ownership and beneficial interests in all of the subsidiaries of AerFunding, as well as by AerFunding’s interests in the leases of its assets.
Other secured debt
AerCap has entered into a number of financings, provided by a range of banks and non-bank financial institutions, to fund the purchase of aircraft and for general corporate purposes.
The majority of the financings are guaranteed by AerCap and are secured by, among other things, a pledge of the shares of the subsidiaries owning the related aircraft and, in certain cases, a mortgage on the applicable aircraft. All of our financings contain affirmative covenants customary for secured financings of this type.
15. Debt (Continued)
Subordinated debt
The following table provides a summary of the outstanding subordinated debt as of December 31, 2023:

	As of December 31,
	2023			2022
	Amount outstanding	Weighted average interest rate	Maturity	Amount outstanding
ECAPS Subordinated Notes (a)	$1,000,000	7.29%	2065	$1,000,000
2045 Subordinated Notes	500,000	6.50%	2045	500,000
2079 Subordinated Notes	750,000	5.88%	2079	750,000
	$2,250,000			$2,250,000

(a)Enhanced Capital Advantaged Preferred Securities (“ECAPS”).

ECAPS Subordinated Notes
In December 2005, ILFC issued two tranches of subordinated notes in an aggregate principal amount of $1.0 billion. Both the $400 million and $600 million tranches have a floating interest rate, with margins of 1.80% and 1.55% respectively, plus the highest of three-month Term SOFR, ten-year constant maturity U.S. Treasury, and 30-year constant maturity U.S. Treasury.
Upon consummation of the ILFC Transaction, the subordinated notes were assumed by AerCap Trust, and AerCap Holdings N.V. and certain of its subsidiaries became guarantors. ILFC remains a co-obligor under the indentures governing the subordinated notes. The addition of these subsidiary guarantors did not affect the subordinated ranking of these notes.
The ECAPS contain customary financial tests, including a minimum ratio of equity to total managed assets and a minimum fixed charge coverage ratio. Failure to comply with these financial tests will result in a “mandatory trigger event.” If a mandatory trigger event occurs and we are unable to raise sufficient capital in a manner permitted by the terms of the subordinated debt to cover the next interest payment on the subordinated debt, a “mandatory deferral event” will occur, requiring us to defer all interest payments and prohibiting the payment of cash dividends on AerCap Trust’s or ILFC’s capital stock or its equivalent until both financial tests are met or we have raised sufficient capital to pay all accumulated and unpaid interest on the subordinated debt. Mandatory trigger events and mandatory deferral events are not events of default under the indenture governing the subordinated debt.
2045 Junior Subordinated Notes
In June 2015, AerCap Trust issued $500 million of junior subordinated notes due 2045 (the “2045 Junior Subordinated Notes”). The 2045 Junior Subordinated Notes currently bear interest at a fixed interest rate of 6.5% and, beginning in June 2025, will bear interest at the three-month benchmark rate plus 4.3%.
The 2045 Junior Subordinated Notes are guaranteed by AerCap Holdings N.V. and certain of its subsidiaries. We may defer any interest payments on the 2045 Junior Subordinated Notes for up to five consecutive deferral periods. At the end of five years following the commencement of any deferral period, we must pay all accrued and unpaid deferred interest, including compounded interest.
We may at our option redeem the 2045 Junior Subordinated Notes before their maturity in whole or in part, at any time and from time to time, on or after June 15, 2025 at 100% of their principal amount plus any accrued and unpaid interest thereon.
The 2045 Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of the issuer’s and the guarantors’ future equally ranking junior subordinated indebtedness, if any, and are subordinate and junior in right of payment to all of the issuer’s and the guarantors’ existing and future unsubordinated indebtedness.
15. Debt (Continued)
2079 Junior Subordinated Notes
In October 2019, AerCap Holdings N.V. issued $750 million of junior subordinated notes due 2079 (the “2079 Junior Subordinated Notes”). The 2079 Junior Subordinated Notes currently bear interest at a fixed interest rate of 5.875% and, from October 2024, will bear interest at a rate equal to the five-year U.S. Treasury Rate plus 4.535%, to be reset on each subsequent five-year anniversary.
We may forgo payment of interest on the 2079 Junior Subordinated Notes for any interest period. Upon a forgoing of interest, we will have no obligation to pay the forgone interest on the payment date or at any future date. The 2079 Junior Subordinated Notes are guaranteed by certain of AerCap Holdings N.V.’s subsidiaries.
We may at our option redeem the 2079 Junior Subordinated Notes before their maturity in whole or in part on October 10, 2024 (the “First Call Date”) and on each subsequent five-year anniversary of the First Call Date, at 100% of their principal amount plus any accrued and unpaid interest thereon for the then-current six-month interest period.
The 2079 Junior Subordinated Notes are junior subordinated unsecured obligations, rank equally with all of the issuer’s and the guarantors’ future equally ranking junior subordinated obligations, if any, and are subordinate and junior in right of payment to all of the issuer’s and the guarantors’ present and future creditors (i) who are unsubordinated creditors, (ii) who are subordinated only to the claims of unsubordinated creditors, or (iii) who are subordinated creditors except those whose claims rank equally with or junior to the 2079 Junior Subordinated Notes. As of December 31, 2023, the 2079 Junior Subordinated Notes rank senior only to the issuer’s and the guarantors’ common and preferred stock.
Subordinated debt issued by VIEs
AerCap holds subordinated loan notes issued by certain consolidated VIEs. The subordinated debt held by AerCap is eliminated on consolidation of the VIEs.
During the year ended December 31, 2023, we completed the sale of our variable interests in certain entities to our joint venture partner. As of December 31, 2023, we had no remaining subordinated debt issued by joint ventures.